Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	Ordinary Shares	Additional Paid In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2017	$ 235,170,960	$ 2,995	$ 345,269,688	$ (18)	$ (110,551,613)	$ 449,908
Balance, Shares at Dec. 31, 2017		49,912,570
Issuance of ordinary shares upon vesting of restricted shares		$ 20	(38)	$ 18
Issuance of ordinary shares upon vesting of restricted shares, Shares		338,332
Exercise of shares option	32,776	$ 2	32,774
Exercise of shares option, Shares		36,165
Issuance of ordinary shares upon follow-on public offering, net of issuance cost	140,348,473	$ 450	140,348,023
Issuance of ordinary shares upon follow-on public offering, net of issuance cost, Shares		7,500,000
Share-based compensation	7,996,838		7,996,838
Net loss	(75,717,598)				(75,717,598)
Foreign currency translation adjustments	1,224,262					1,224,262
Balance at Sep. 30, 2018	309,055,711	$ 3,467	493,647,285		(186,269,211)	1,674,170
Balance, Shares at Sep. 30, 2018		57,787,067
Balance at Dec. 31, 2018	$ 251,081,713	$ 3,481	498,043,011		(249,626,508)	2,661,729
Balance, Shares at Dec. 31, 2018	58,006,967	58,006,967
Issuance of ordinary shares upon vesting of restricted shares		$ 30	(30)
Issuance of ordinary shares upon vesting of restricted shares, Shares		505,333
Exercise of shares option	$ 447,368	$ 13	447,355
Exercise of shares option, Shares		221,260
Issuance of ordinary shares upon follow-on public offering, net of issuance cost	215,363,047	$ 541	215,362,506
Issuance of ordinary shares upon follow-on public offering, net of issuance cost, Shares		9,019,608
Share-based compensation	14,553,049		14,553,049
Net loss	(148,640,670)				(148,640,670)
Foreign currency translation adjustments	4,308,481					4,308,481
Balance at Sep. 30, 2019	$ 337,112,988	$ 4,065	$ 728,405,891		$ (398,267,178)	$ 6,970,210
Balance, Shares at Sep. 30, 2019	67,753,168	67,753,168